Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss	$ 1,400		$ 1,100
At cost, less accumulated depreciation of $570.9 million (2023 – $440.9 million)	1,132,109	$ 929,237
Teekay Parent [Member] | Other | FPSO
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			(13,000)
At cost, less accumulated depreciation of $570.9 million (2023 – $440.9 million)			0
Teekay Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets	(39,500)	$ (10,400)	(9,400)
Proceeds from sale of vessels and equipment (note 18)	$ 88,300		$ 68,400
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Write Down | vessel			1
Teekay Tankers | Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1
Teekay Tankers | Aframax/LR2 Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	2	1	3
Proceeds from sale of vessels and equipment (note 18)		$ 23,000
reversal of asset impairment charges			$ 600